Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Loss before tax	$ (1,892,000)	$ (6,449,000)	$ (4,221,000)
Adjustments to reconcile loss before tax to net cash flows used in operating activities:
Share-based payment costs	1,000	334,000	2,145,000
Depreciation expense and other			1,000
Cash inflow for taxes	190,000
Cash outflow for taxes			(67,000)
(Increase) decrease in other receivables and prepayments	(244,000)	(7,000)	200,000
(Decrease) increase in trade payables and accrued liabilities	(414,000)	409,000	(289,000)
Net cash flows used in operating activities	(2,359,000)	(5,713,000)	(2,231,000)
Investing activities:
Change in non-current asset		(1,000)
Net cash flows used in investing activities		(1,000)
Financing activities:
Shares issued for cash	3,000	2,000
Repurchase of equity awards		(285,000)	(799,000)
Net cash flows provided by (used in) financing activities	3,000	(283,000)	(799,000)
Net decrease in cash and cash equivalents	(2,356,000)	(5,997,000)	(3,030,000)
Net foreign exchange differences	(5,961,000)	7,486,000	(1,914,000)
Cash and cash equivalents at January 1	79,087,000	77,598,000	82,542,000
Cash and cash equivalents at December 31	$ 70,770,000	$ 79,087,000	$ 77,598,000